Summary of Accounting Principles (Long-Term Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Percentage Long Term Receivables High Credit Risk	9.00%	9.00%
Financing Receivable, Net	$ 1,297	$ 1,177
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	49	60
Long-term Trade Accounts Receivable Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	714	593
Notes and Leases Receivable Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 583	$ 584